Stock Options (Details 1) (USD $)	12 Months Ended						184 Months Ended
	Aug. 31, 2013	Aug. 31, 2012	Aug. 31, 2011	Aug. 31, 2010	Aug. 31, 2009	Aug. 31, 2008	Aug. 31, 2013
Stock Compensation Expense:
Selling general and administrative expense	$ 324,230	$ 237,046	$ 2,855,630	$ 661,040	$ 183,312	$ 3,600,303	$ 7,871,637
Selling, General and Administrative Expenses [Member]
Stock Compensation Expense:
Selling general and administrative expense							2,405,499
Selling, General and Administrative Expenses [Member]
Stock Compensation Expense:
Selling general and administrative expense		$ 205,098